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          -
      PROVIDENT
-------------------------------------------------------------------------------

    INSTITUTIONAL
        FUNDS

          -

              ------------------------------------------------------------------
                     400 Bellevue Parkway, Wilmington, DE 19809 - Phone:
                               302-792-2555 - Fax: 302-792-5876

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.

                                                                  March 19, 1998

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of Municipal Fund for California Investors, Inc. for the period ended January 31, 1998.

     Commentary of California's improving economy and on recent developments in our Fund are contained in the accompanying Investment Adviser's Report.

     Provident Institutional Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                          Sincerely,

                                          /s/ G. Willing Pepper
                                          G. Willing Pepper
                                            Chairman

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.

                    ANNUAL REPORT OF THE INVESTMENT ADVISER

     California's robust economic expansion continued as employment reached a record high of 15.1 million in December 1997, up nearly 500,000 from a year earlier. Construction was the fastest growing sector in 1997, rising 10%. Residential home building is finally joining the construction upturn. New housing permits are at a seven-year high and home prices are up 10% year-over-year. Although construction employment tapered off in November, it is believed to be due to El Nino-related weather factors. Unemployment in California, while still above the national rate, reached a seven-year low of 5.9% in November.

     California depends on exports more than the U.S. economy as a whole, and is more vulnerable to the recent Asian financial turmoil. To date, California has not suffered any major ill effects from the crisis. Trade volume indicates that the State's manufacturing, agriculture, and tourism industries are most exposed to a slowdown in Asian growth. Foreign trade patterns already appear to be changing. The ports of Los Angeles and Long Beach are seeing increases in imports at a rate that is outpacing the declines in export tonnage. Los Angeles Airport has experienced similar growth in total air cargo volume. Significantly, Mexico has been developing into a far more important trading partner, which may serve as a counterweight to the Asian decline. Growth in exports to Mexico comprised 99% of all California export growth in the first half of 1997.

     California's fiscal position is benefiting from strong economic performance. A $900 million operating surplus is projected for fiscal 1998. The Governor's 1999 budget proposal is based on conservative assumptions, anticipating continued but moderating growth. The improved fiscal position has been recognized in the positive outlook assigned to the State's credit rating by both Moody's and Standard & Poors.

     During most of the year, the short-term tax-exempt market experienced a lack of supply of tax-exempt fixed-rate California securities. Under this scenario, market conditions placed downward pressure on yields offering little incentive to extend. Therefore, the strategy for the Fund was to purchase more liquid variable rate demand notes, instead of locking into fixed rate securities. This strategy increased flexibility to react to changing market conditions and positioned the Fund with a shorter average weighted maturity than its peers. Due to the recent developments in the Pacific Rim, the Fund has further restricted its exposure to Japanese credit enhancements, limiting purchases to maturities of seven days or less. The Fund continued to emphasize portfolio credit quality, ending the period with over 91% of securities rated AA or better, as rated by Moody's and S&P. Prudent selection of high quality securities will remain a primary objective in the management of the Fund's portfolio.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statement of Net Assets
                                January 31, 1998

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
CALIFORNIA -- 89.22%
  ABAG Finance Authority
   Certificates of Participation
   (Lucile Salter Packard
   Childrens Hospital) DN (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.15%................. 02/07/98   $ 1,500   $  1,500,000
  Alameda-Contra Costa School
   Financing Authority RB (Capital
   Improvements Financing
   Projects) Series D DN (A-1+)**
   3.15%................. 02/07/98     5,000      5,000,000
  California GO Notes Series B
   TECP (Bayerische Landesbank
   Girozentrale LOC) (A-1, P-1)
   3.60%................. 02/12/98     5,500      5,500,000
  California GO Notes Series B
   TECP (Morgan Guaranty LOC)
   (SP-1+, MIG-1)
   3.60%................. 03/17/98     5,000      5,000,000
  California GO Notes TECP
   (Bayerische Landesbank
   Girozentrale LOC) (A-1, P-1)
   3.40%................. 03/10/98     5,000      5,000,000
  California GO Notes Series 23 DN
   (Bank of New York LOC) (A-1+,
   VMIG-1)**
   4.00%................. 02/01/98     5,000      5,000,000
  California Health Facilities
   Financing Authority (Adventist
   Health System West-Sutter
   Health) Series 1991B DN
   (Toronto Dominion LOC) (A-1+,
   VMIG-1)**
   3.20%................. 02/07/98     2,500      2,500,000
  California Health Facilities
   Financing Authority (Pooled
   Loan Program) Series 1987A DN
   (Sanwa Bank LOC)(VMIG-1)**
   3.15%................. 02/07/98     4,500      4,500,000
  California Health Facilities
   Financing Authority (Scripps
   Memorial Hospital) Series 1985B
   DN (MBIA Insurance) (A-1+,
   VMIG-1)**
   3.15%................. 02/07/98     2,800      2,800,000
  California Health Facilities
   Financing Authority (St.
   Francis Hospital) DN (MBIA
   Insurance) (A-1+, VMIG-1)**
   3.05%................. 02/07/98     4,800      4,800,000

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
  California Health Facilities
   Financing Authority (St.
   Joseph's Health System) Series
   1985B DN (A-1+, VMIG-1)**
   3.65%................. 02/01/98   $ 3,860   $  3,860,000
  California Health Facilities
   Financing Authority (Sutter
   CHS) Series B DN (A-1+,
   VMIG-1)**
   3.65%................. 02/01/98     1,600      1,600,000
  California Pollution Control
   Financing Authority (Pacific
   Gas & Electric Company) Series
   1996D (Union Bank of
   Switzerland LOC) (A-1+)
   3.45%................. 04/06/98     1,000      1,000,000
  California Pollution Control
   Financing Authority DN (Societe
   Generale LOC) (A-1+, VMIG-1)**
   3.70%................. 02/17/98     2,800      2,800,000
  California Pollution Control
   Financing Authority PCRB
   (Southern California Edison
   Company) Series B DN (A-1+,
   P-1)**
   3.70%................. 02/01/98     2,200      2,200,000
  California RAN Series 1997
   (SP-1+, MIG-1)
   4.50%................. 06/30/98    15,000     15,041,203
  California Statewide Communities
   Development Authority
   Certificates of Participation
   (Covenant Retirement
   Communities, Inc.) DN (ABN-AMRO
   Bank N.V. LOC) (A-1+, VMIG-1)**
   3.35%................. 02/07/98     7,900      7,900,000
  California Statewide Communities
   Development Authority Series
   1995A-2 DN (Federal National
   Mortgage Association) (A-1+)**
   3.15%................. 02/07/98     2,530      2,530,000
  California Statewide Communities
   Development Authority Series
   1995A-4 DN (Federal National
   Mortgage Association) (A-1+)**
   3.15%................. 02/07/98    10,000     10,000,000
  California Statewide Communities
   Development Authority Series
   1995A-5 DN (Federal National
   Mortgage Association) (A-1+)**
   3.15%................. 02/07/98     4,000      4,000,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
  Chula Vista Multifamily Housing RB
   (Terra Nova Association) Series A
   DN (Industrial Bank of Japan
   LOC)(A-1)**
   4.00%................. 02/07/98   $ 5,000   $  5,000,000
  City of Stockton IDRB (La Quinta
   Motor Inns) DN (NationsBank
   LOC)(A-1)**
   3.60%................. 02/07/98     1,625      1,625,000
  Contra Costa Multifamily Housing
   RB (Riverside Apartments)
   Series 1992B DN (Federal
   National Mortgage Association)
   (A-1+)**
   3.25%................. 02/07/98     3,900      3,900,000
  Corona Multifamily Housing RB
   (Country Hills Apartment
   Project) Series 1995A DN (Bank
   of America LOC)(A-1)**
   3.15%................. 02/07/98     6,865      6,865,000
  Eastern Municipal Water District
   Facilities Corporation
   Certificates of Participation
   (Riverside County Project) DN
   (FGIC Insurance) (A-1+,
   VMIG-1)**
   3.15%................. 02/07/98       900        900,000
  Foothill Eastern Corridor Agency
   (California Toll Road Project)
   Series D DN (Industrial Bank of
   Japan LOC)(A-1)**
   3.85%................. 02/07/98    20,100     20,100,000
  Fremont Multifamily Housing
   Bonds (Creekside Village
   Apartments) Series D DN
   (Kredietbank LOC)(VMIG-1)**
   3.20%................. 02/07/98     4,000      4,000,000
  Golden Empire Schools Financing
   Authority (Kern High School
   District Project) Series B DN
   (National Westminster LOC)
   (A-1+)**
   3.20%................. 02/07/98     4,700      4,700,000
  Hayward Multifamily Housing
   Bonds (Shorewood Apartment
   Project) Series A DN (FGIC
   Insurance)(VMIG-1)**
   3.15%................. 02/07/98    12,000     12,000,000
  Los Angeles County Asset Lease
   Revenue Bonds TECP
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+, P-1)
   3.40%................. 03/13/98    12,000     12,000,000
   3.60%................. 03/17/98    11,550     11,550,000

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
  Los Angeles County Metropolitan
   Transportation Authority Second
   Subordinate Sales Tax Revenue
   Notes Series A (National
   Westminster LOC) (A-1+, P-1)
   3.40%................. 04/09/98   $ 3,000   $  3,000,000
  Los Angeles County TRAN (SP-1+,
   MIG-1)
   4.50%................. 06/30/98    39,500     39,603,540
  Los Angeles County
   Transportation Commission Sales
   Tax Revenue Refunding Bonds
   Series 1992 DN (FGIC Insurance)
   (A-1+, VMIG-1)**
   3.15%................. 02/07/98     4,200      4,200,000
  Los Angeles County Union School
   District TRAN Series 1997-98
   (SP-1+, MIG-1)
   4.50%................. 07/01/98     7,000      7,019,388
  Los Angeles Wastewater Authority
   TECP (Morgan Guaranty LOC)
   (A-1+, P-1)
   3.60%................. 02/12/98    10,000     10,000,000
  Metropolitan Water District of
   Southern California Series A DN
   (ABN-AMRO Bank N.V. LOC) (A-1+,
   VMIG-1)**
   3.15%................. 02/07/98     1,000      1,000,000
  Metropolitan Water District of
   Southern California Series B
   (A-1+, P-1)
   3.65%................. 03/06/98    10,000     10,000,000
  Northern California Public Power
   Agency (Geothermal Project
   #3-A) DN (Bank of Nova Scotia
   LOC) (A-1+, VMIG-1)**
   3.15%................. 02/07/98    15,800     15,800,000
  Oakland Certificates of
   Participation (Capital
   Improvement Project) DN
   (Mitsubishi Bank LOC) (A-1+,
   VMIG-1)**
   3.35%................. 02/07/98    15,400     15,400,000
  Pico Rivera Redevelopment Agency
   Multifamily Housing RB (Ranier
   Corss Roads Plaza Project) DN
   (Citibank LOC) (A-1, VMIG-1)**
   3.25%................. 02/07/98     7,000      7,000,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
  Redlands City Multifamily Revenue
   Refunding Bonds (Parkview Terrace
   Project) Series 1991A DN (Bank of
   America LOC) (VMIG-1)**
   3.20%................. 02/07/98   $ 3,000   $  3,000,000
  Riverside County Certificates of
   Participation (Riverside County
   Public Facility) Series 1985A
   DN (Sanwa Bank LOC) (A-1+,
   VMIG-1)**
   3.20%................. 02/07/98     2,800      2,800,000
  Riverside County Certificates of
   Participation (Riverside County
   Public Facility) Series 1985B
   DN (Sanwa Bank LOC) (A-1+,
   VMIG-1)**
   3.25%................. 02/07/98    16,925     16,925,000
  Riverside County Multifamily
   Housing Bonds (Sierra Pines
   Apartments Project) Series
   1991A DN (Swiss Bank
   LOC)(A-1+)**
   3.20%................. 02/07/98     4,715      4,715,000
  Rohnert Park Multifamily Housing
   Bonds (Crossbrook Apartments)
   Series A DN (Federal National
   Mortgage Association) (A-1+)**
   3.25%................. 02/07/98     2,500      2,500,000
  Sacramento Municipal Utility
   District Series I TECP
   (Bayerische Landesbank
   Girozentrale LOC) (A-1+, P-1)
   3.65%................. 03/09/98    10,279     10,279,000
  San Diego County Metropolitan
   Water Authority TECP (A-1+,
   P-1)
   3.35%................. 02/11/98     6,600      6,600,000
  San Diego Multifamily Housing
   Bonds (Las Flores Project)
   Series 1991A DN (Swiss Bank
   LOC) (A-1+)**
   3.20%................. 02/07/98    14,000     14,000,000
  San Diego Multifamily Housing RB
   DN (Bank of America LOC) (A-1,
   VMIG-1)**
   3.20%................. 02/07/98     1,100      1,100,000
  San Francisco City & County
   Housing Authority Multifamily
   Housing RB (Winterland Project)
   Series 1985C DN (Citibank LOC)
   (A-1, VMIG-1)**
   3.25%................. 02/07/98     7,400      7,400,000

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
  San Francisco City & County
   Redevelopment Agency
   Multifamily Housing RB (Bayside
   Village Project) Series B DN
   (Industrial Bank of Japan
   LOC)(A-1+, VMIG-1)**
   3.75%................. 02/07/98   $ 6,400   $  6,400,000
  San Francisco City & County
   Redevelopment Agency
   Multifamily Housing RB (South
   Harbor Project) DN (VMIG-1)**
   3.325%................ 02/07/98    12,300     12,300,000
  San Jose Multifamily Housing
   Bonds (Fairway Glen Project)
   Series A DN (FGIC Insurance)
   (VMIG-1)**
   3.15%................. 02/07/98     4,980      4,980,000
  San Jose Multifamily Housing
   Bonds (Timberwood Apartments
   Project) Series 1995A DN (Wells
   Fargo Bank LOC)(VMIG-1)**
   3.20%................. 02/07/98     4,065      4,065,000
  San Juan-Modesto-Santa Clara-
   Redding Public Power Agency
   (San Juan Project) Subordinate
   Lien RB Series 1995B DN (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.20%................. 02/07/98     8,000      8,000,000
  San Juan-Modesto-Santa Clara-
   Redding Public Power Agency
   (San Juan Project) Subordinate
   Lien RB Series 1997D DN
   (National Westminster LOC)
   (A-1+, VMIG-1)**
   3.20%................. 02/07/98    21,500     21,500,000
  San Juan-Modesto-Santa Clara-
   Redding Public Power Agency
   (San Juan Project) Subordinate
   Lien RB Series 1997E DN
   (National Westminster
   LOC)(A-1+, VMIG-1)**
   3.20%................. 02/07/98    19,600     19,600,000
  Santa Clara Multifamily Housing
   Bonds (Fox Chase Project) DN
   (FGIC Insurance) (VMIG-1)**
   3.15%................. 02/07/98     1,600      1,600,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
  Southeast California Lease Revenue
   Refunding Bonds (Resource Recovery
   Facility Authority) DN (Industrial
   Bank of Japan LOC) (A-1, VMIG-1)**
   4.10%................. 02/07/98   $ 9,800   $  9,800,000
  Southern California Public Power
   Authority Subordinated
   Refunding RB (Palo Verde
   Project) Series 1996B DN
   (Morgan Guaranty LOC) (A-1+,
   VMIG-1)**
   3.15%................. 02/07/98     9,400      9,400,000
  Southern California Public Power
   Authority Subordinated
   Refunding RB (Palo Verde
   Project) Series 1996C DN (AMBAC
   Insurance) (A-1, VMIG-1)**
   3.15%................. 02/07/98    12,600     12,600,000
  Southern California Public Power
   Authority Subordinated
   Refunding RB (Southern
   Transmission Project) Series B
   DN (FSA Insurance)(A-1+,
   VMIG-1)**
   3.20%................. 02/07/98    24,300     24,300,000
  Southern California Public Power
   Authority Subordinated
   Refunding RB (Southern
   Transmission Project) Series
   1991 DN (FGIC Insurance)(A-1+,
   VMIG-1)**
   3.15%................. 02/07/98     6,700      6,700,000
  Ventura County TRAN Series 1997
   (SP-1+, MIG-1)
   4.50%................. 07/01/98    10,000     10,025,661
  West Basin Municipal Water
   Authority (Phase II Recycled
   Water Project) Series B DN
   (Bayerische Landesbank
   Girozentrale LOC) (VMIG-1)**
   3.10%................. 02/07/98    18,400     18,400,000
                                               ------------
                                                527,183,792
                                               ------------
PUERTO RICO -- 10.52%
  Commonwealth of Puerto Rico TRAN
   Series A (SP-1+, MIG-1)
   4.50%................. 07/30/98     7,500      7,527,019

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
  Puerto Rico Government
   Development Bank Series 1985 DN
   (Credit Suisse LOC) (A-1+,
   VMIG-1)**
   3.25%................. 02/07/98   $ 5,900   $  5,900,000
  Puerto Rico Government
   Development Bank TECP (A-1+)
   3.30%................. 02/02/98    20,500     20,500,000
   3.30%................. 02/05/98    12,843     12,843,000
   3.60%................. 02/13/98     8,630      8,630,000
   3.50%................. 02/26/98     6,756      6,756,000
                                               ------------
                                                 62,156,019
                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $589,339,811*)...........    99.74%    589,339,811
OTHER ASSETS IN EXCESS OF
  LIABILITIES....................      0.26      1,546,637
                                     ------   ------------
NET ASSETS (Equivalent to $1.00
  per share based on 460,483,852
  California Money Shares and
  130,551,549 California Dollar
  Shares outstanding)............   100.00%   $590,886,448
                                     ======   ============
NET ASSET VALUE OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($590,886,448 / 591,035,401).............          $1.00
                                                     =====
-------------
*  Aggregate cost for federal income tax purposes is
   $589,342,548.

** Variable rate demand notes -- the interest rate shown is as of January 31, 1998, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owed can be recovered through demand.
   The Moody's Investor Service, Inc. and Standard &
   Poor's Ratings Service ratings are believed to be the most recent ratings available at January 31, 1998. The ratings have not been verified by the Independent
   Accountants and, therefore, are not covered by the Report of the Independent Accountants.

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Concluded)

---------------------------------------------------------

                             CALIFORNIA MONEY FUND
                           SUPPLEMENTARY INFORMATION
                         Maturity Schedule of Portfolio
                                January 31, 1998
                                  (Unaudited)

         MATURITY
          PERIOD         PER       PERCENTAGE
        ----------  ------------   ----------
         1-30 Days  $452,294,000      76.8%
        31-60 Days    53,829,000       9.1%
        61-90 Days     4,000,000       0.7%
      121-150 Days    54,500,000       9.2%
     Over 150 Days    24,500,000       4.2%

           Average Weighted Maturity of
               Portfolio -- 31 days
--------------------------------------------------

INVESTMENT ABBREVIATIONS:
DN      Demand Notes(Variable Rate)
GO      General Obligation
IDRB    Industrial Development Revenue Bond
LOC     Letter of Credit
PCRB    Pollution Control Revenue Bond
RAN     Revenue Anticipation Notes
RB      Revenue Bonds
TECP    Tax-Exempt Commercial Paper
TRAN    Tax and Revenue Anticipation Notes

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statement of Operations
                           Year Ended January 31,1998

Investment income:
  Interest..................................................         $19,506,795
                                                                     -----------
Expenses:
  Investment advisory fee...................................           1,103,323
  Administration fee........................................           1,103,323
  Custodian fees............................................             138,717
  Legal fees................................................              30,001
  Transfer agent fees.......................................              37,106
  Audit fees................................................              49,355
  Directors' and officer's fees and expenses................              54,053
  Registration and filing fees..............................               6,001
  Printing..................................................              15,568
  Other.....................................................              24,082
                                                                     -----------
                                                                       2,561,529
  Fees waived by Investment Adviser and Administrators......          (1,458,216)
                                                                     -----------
                                                                       1,103,313
  Service Organization fees: Dollar Shares..................             308,298
                                                                     -----------
     Total expenses.........................................           1,411,611
                                                                     -----------
       Net investment income................................          18,095,184
Realized gain (loss) on investments:
  Net realized loss on investments sold.....................             (14,860)
                                                                     -----------
Net increase in net assets resulting from operations........         $18,080,324
                                                                     ===========

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                      Statements of Changes in Net Assets

                                                                 YEAR ENDED          YEAR ENDED
                                                              JANUARY 31, 1998    JANUARY 31, 1997
                                                              ----------------    ----------------
Net investment income.......................................    $ 18,095,184        $ 13,841,009
Net realized gain (loss) on investments.....................         (14,860)              3,647
                                                                ------------        ------------
Net increase in net assets resulting from operations........      18,080,324          13,844,656
                                                                ------------        ------------
Distributions to shareholders from:
  Net investment income:
     Money Shares...........................................     (14,302,548)        (11,634,731)
     Dollar Shares..........................................      (3,792,636)         (2,206,278)
                                                                ------------        ------------
Total distributions.........................................     (18,095,184)        (13,841,009)
                                                                ------------        ------------
Increase in net assets from capital share transactions......     138,059,151          31,792,547
                                                                ------------        ------------
Net increase in net assets..................................     138,044,291          31,796,194
Net assets:
  Beginning of period.......................................     452,842,157         421,045,963
                                                                ------------        ------------
  End of period.............................................    $590,886,448        $452,842,157
                                                                ============        ============

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 MONEY SHARES
                                                           --------------------------------------------------------
                                                             YEAR        YEAR        YEAR        YEAR        YEAR
                                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                                           01/31/98    01/31/97    01/31/96    01/31/95    01/31/94
                                                           --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period.....................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                           --------    --------    --------    --------    --------
  Income From Investment Operations:
     Net Investment Income...............................    0.0334      0.0316      0.0356      0.0281      0.0223
                                                           --------    --------    --------    --------    --------
  Less Distributions:
     Dividends to Shareholders From Net Investment
       Income............................................   (0.0334)    (0.0316)    (0.0356)    (0.0281)    (0.0223)
                                                           --------    --------    --------    --------    --------
Net Asset Value, End of Period...........................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                           ========    ========    ========    ========    ========
Total Return.............................................     3.39%       3.21%       3.62%       2.84%       2.25%
Ratios/Supplemental Data:
  Net Assets, End of Period $(000).......................   460,339     326,521     389,883     385,824     356,501
  Ratio of Expenses to Average Daily Net Assets(1).......      .20%        .20%        .20%        .20%        .20%
  Ratio of Net Investment Income to Average Daily Net
     Assets..............................................     3.34%       3.15%       3.55%       2.79%       2.23%

---------------

(1) Operating expense ratios before waivers of Investment Adviser and Administrators fees for Money Shares for the years ended January 31, 1998, 1997, 1996, 1995 and 1994 were .46%, .48%, .48%, .48% and .49%, respectively.

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                DOLLAR SHARES
                                                           --------------------------------------------------------
                                                             YEAR        YEAR        YEAR        YEAR        YEAR
                                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                                           01/31/98    01/31/97    01/31/96    01/31/95    01/31/94
                                                           --------    --------    --------    --------    --------
Net Asset Value, Beginning of Period.....................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                           --------    --------    --------    --------    --------
  Income From Investment Operations:
     Net Investment Income...............................    0.0309      0.0291      0.0331      0.0256      0.0198
                                                           --------    --------    --------    --------    --------
  Less Distributions:
     Dividends to Shareholders From Net Investment
       Income............................................   (0.0309)    (0.0291)    (0.0331)    (0.0256)    (0.0198)
                                                           --------    --------    --------    --------    --------
Net Asset Value, End of Period...........................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                           ========    ========    ========    ========    ========
Total Return.............................................     3.14%       2.96%       3.37%       2.59%       2.00%
Ratios/Supplemental Data:
  Net Assets, End of Period $(000).......................   130,547     126,321      31,163      11,026      19,098
  Ratio of Expenses to Average Daily Net Assets(1).......      .45%        .45%        .45%        .45%        .45%
  Ratio of Net Investment Income to Average Daily Net
     Assets..............................................     3.09%       2.90%       3.30%       2.54%       1.98%

---------------

(1) Operating expense ratios before waivers of Investment Adviser and Administrators fees for Dollar Shares for the years ended January 31, 1998, 1997, 1996, 1995 and 1994 were .71%, .73%, .73%, .73% and .74%, respectively.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

1. General Information

     Municipal Fund for California Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company offers three series of shares: California Money ("Money"), California Money Dollar ("Dollar"), and California Money Plus ("Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio and are identical in all respects except that the Dollar and Plus Shares bear the service fees described below and are entitled to vote separately on matters relating to these fees. The California Intermediate Municipal Fund Portfolio was liquidated on April 17, 1997.

     Dollar Shares are sold pursuant to a non-12b-1 shareholder services plan to institutions other than broker/dealers, and Plus Shares are sold pursuant to a 12b-1 services plan only to broker/dealers which enter into agreements with the Company requiring them to provide certain support services to their customers in consideration of the Company's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Plus and Dollar shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus Shares may be requested to provide assistance in connection with the distribution of such shares. Money Shares are sold to institutional investors who choose not to enter into such servicing agreements with the company. Only 100 Plus Shares were outstanding during the period from December 1, 1992 to July 12, 1995. Since July 13, 1995 no Plus Shares have been outstanding.

     Certain California municipal obligations in the Company's portfolio may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

2. Significant Accounting Policies

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     Portfolio valuation: Portfolio securities are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

     Securities transactions and investment income: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends and distributions to shareholders: It is the policy of the Company to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

     Federal taxes: No provision is made for federal income or excise taxes because the Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

     The Company has entered into an Investment Advisory Agreement with PNC Institutional Management Corporation (the "Investment Adviser"), an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"). PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement between the Investment Adviser and PNC Bank. Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the Company, computed daily and payable monthly, at an annual rate of .20% of Company's average daily net assets.

     In March 1998, PNC Institutional Management Corporation, which changed its name to BlackRock Institutional Management Corporation ("BIMC"), assumed the responsibilities of PNC Bank, as sub-adviser, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services are being transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee has been terminated.

     Provident Distributors, Inc. ("PDI"), serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

     The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of the Company's average daily net assets.

     The Investment Adviser and the Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Company for its operating expenses to the extent necessary to ensure that its annual operating expense ratio (excluding fees paid to Service Organizations pursuant to Servicing Agreements) does not exceed .20% of the Company's average daily net assets.

     For the year ended January 31, 1998, the Investment Adviser and the Administrators voluntarily waived fees, on an equal basis, totaling $1,458,216.

     Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

     PNC Bank is the Company's custodian and PFPC is transfer agent.

     Service Organization fees of $428 were paid to affiliates of PNC Bank for the year ended January 31, 1998.

4. Fund Shares

     Since the Company has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                                      CALIFORNIA MONEY FUND
                                ---------------------------------
                                  YEAR ENDED        YEAR ENDED
                                  JANUARY 31,       JANUARY 31,
                                     1998              1997
                                ---------------   ---------------
Sold
 Money Shares.................  $ 2,337,571,092   $ 1,314,241,799
 Dollar Shares................      559,243,481       509,290,689
Issued as reinvestments of
 dividends
 Money Shares.................        1,014,667         1,127,557
 Dollar Shares................               --                --
Redeemed
 Money Shares.................   (2,204,755,948)   (1,378,733,746)
 Dollar Shares................     (555,014,141)     (414,133,752)
                                ---------------   ---------------
Net increase..................  $   138,059,151   $    31,792,547
                                ===============   ===============

     The authorized capital of the Company consists of 2.3 billion Money Shares, 300 million Dollar Shares, and 300 million Plus Shares, each with a par value of $.001 per share.

     On January 31, 1998, three shareholders held approximately 49% of the outstanding shares of the California Money Fund.

5. Capital Loss Carryover

     At January 31, 1998, California Money Fund had a capital loss carryover amounting to $146,216 expiring at various times from 2001 to 2006, and is available to offset possible future capital gains.

6. Net assets

     At January 31, 1998, net assets consisted of the following:

Paid-in capital..............  $591,035,401
Accumulated net realized loss
  on investments.............      (148,953)
                               ------------
Total Net Assets.............  $590,886,448
                               ============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Municipal Fund For California Investors, Inc.:

     We have audited the accompanying statement of net assets of Municipal Fund for California Investors, Inc. (the "Fund") as of January 31, 1998 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Fund for California Investors, Inc. as of January 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                          [Coopers & Lybrand Signature]

                                          COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
March 6, 1998

Directors
  G. Willing Pepper
    Chairman
  William R. Howell
  Rodney D. Johnson
  Rudolph A. Peterson
  Anthony M. Santomero

Officers
  Thomas H. Nevin
    President
  Lisa M. Buono
    Treasurer
  W. Bruce McConnel, III
    Secretary

Investment Adviser
  BlackRock Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

Co-Administrators
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

Distributor
  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

Transfer Agent
  PFPC Inc.
  P.O. Box 8950
  Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

PIF-A-011
                             CALIFORNIA MONEY FUND
                            An Investment Portfolio
                                   Offered by
                               Municipal Fund for
                           California Investors, Inc.

                       Provident Institutional Funds Logo

                         Annual Report to Shareholders
                                January 31, 1998